MINERAL PROPERTY	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Mineral Industries Disclosures [Abstract]
MINERAL PROPERTY [Text Block]

5. MINERAL PROPERTY

During the year ended August 30, 2017 the Company staked lode and placer claims on BLM lands in Esmerelda county Nevada covering approximately 160 Acres subject to adjustment. The Company has a 100% interest in the lands and is only responsible for the yearly maintenance fees to keep its 100% interest. The claims are in good standing until August 31, 2021.

On October 28, 2019, the Company signed an LOI with Eagle Plains Resources Ltd. ("Eagle Plains") to earn up to 75% interest in the Pine Channel gold project in Saskatchewan, Canada (the "Pine Channel SK Property"). The terms of the LOI included periodic payments cash payments, exploration expenditures, as well as issuance of common shares of the Company. Upon signing the LOI, the Company issued 1,000,000 of its common shares to Eagle Plains, valued at $11,489. The Company dropped the LOI on Dec 13th, 2019 and has no further related commitments.

On February 11, 2020, the Company signed a 1% Royalty agreement with respect to any future commercial lithium production from the Company's Clayton Valley, Nevada claims in exchange for $200,000. The Company has a right of first refusal to repurchase the royalty upon any proposed sale by the royalty holder to a third party.

On October 29, 2020, the Company signed a 1% Royalty agreement with respect to any future commercial lithium production from the Company's Clayton Valley, Nevada claims in exchange for $250,000. The Company has a right of first refusal to repurchase the royalty upon any proposed sale by the royalty holder to a third party.

5. MINERAL PROPERTY

During the year ended August 30, 2017 the Company staked lode and placer claims on BLM lands in Esmerelda county Nevada covering approximately 160 Acres subject to adjustment. The Company has a 100% interest in the lands and is only responsible for the yearly maintenance fees to keep its 100% interest. The claims are in good standing until August 31, 2021.

On October 28, 2019, the Company signed an LOI with Eagle Plains Resources Ltd. ("Eagle Plains") to earn up to 75% interest in the Pine Channel gold project in Saskatchewan, Canada (the "Pine Channel SK Property"). The terms of the LOI included periodic payments cash payments, exploration expenditures, as well as issuance of common shares of the Company. Upon signing the LOI, the Company issued 1,000,000 of its common shares to Eagle Plains, valued at $11,489.

On December 13th 2019 the Company dropped the LOI with Eagle Plains Resources Ltd.

On February 11, 2020 the Company signed a 1% Royalty agreement with respect to any future commercial lithium production from the Company's Clayton Valley, Nevada claims in exchange for $200,000. The Company has a right of first refusal to repurchase the royalty upon any proposed sale by the royalty holder to a third party.